UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 (0)207 647 1732

Signature, Place and Date of Signing:

  /s/ Ian Mukherjee       London, United Kingdom              May 15, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  322,053
                                        (thousands)


List of Other Included Managers:

No.              Form 13F File Number      Name

(1)              028-14249                 Amiya GEO Master Fund Limited


                                             FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION     MANAGERS  SOLE SHARED  NONE
APPLE INC                          COM          37833100    50,785      84,705  SH        SHARED-DEFINED    (1)     84,705
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   41,694   2,639,700  SH        SHARED-DEFINED    (1)  2,639,700
SKYWORKS SOLUTIONS INC             COM          83088M102   30,907   1,117,800  SH        SHARED-DEFINED    (1)  1,117,800
MICRON TECHNOLOGY INC              COM          595112103   27,547   3,403,000  SH        SHARED-DEFINED    (1)  3,403,000
YUM BRANDS INC                     COM          988498101   27,262     383,000  SH        SHARED-DEFINED    (1)    383,000
ORACLE CORP                        COM          68389X105   24,903     854,000  SH        SHARED-DEFINED    (1)    854,000
CF INDS HLDGS INC                  COM          125269100   24,512     134,200  SH        SHARED-DEFINED    (1)    134,200
TRANSOCEAN LTD                   REG SHS        H8817H100   17,077     312,200  SH        SHARED-DEFINED    (1)    312,200
LYONDELLBASELL INDUSTRIES       SHS - A -       N53745100   15,729     358,600  SH        SHARED-DEFINED    (1)    358,600
MARATHON PETE CORP                 COM          56585A102   14,278     329,300  SH        SHARED-DEFINED    (1)    329,300
HOLLYFRONTIER CORP                 COM          436106108   14,176     439,000  SH        SHARED-DEFINED    (1)    439,000
ON SEMICONDUCTOR CORP              COM          682189105   12,443   1,381,000  SH        SHARED-DEFINED    (1)  1,381,000
OMNIVISION TECHNOLOGIES INC        COM          682128103   10,920     546,000  SH        SHARED-DEFINED    (1)    546,000
SEADRILL LIMITED                   SHS          G7945E105    9,820     261,800  SH        SHARED-DEFINED    (1)    261,800






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